SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of significant accounting policies [Abstract]
Schedule of Depreciation Rates
Property and equipment are stated at historical cost less depreciation. Historical cost includes expenditures that are directly attributable to the acquisition of the items. Assets are depreciated by the straight-line method over the estimated useful lives of the assets, provided that the Company’s management believes the residual values of the assets to be negligible, as follows:

%
Computers and communications equipment	20-33
Office furniture and equipment	6-15
Laboratory equipment	15-20

Schedule of Useful Life of Right of Use Assets	Assets are depreciated by the straight-line method over the estimated useful lives of the right of use assets or the lease period, which is shorter:
Years
Property	11
Motor vehicles	3